Quarterly Holdings Report
for

Fidelity® OTC Portfolio

April 30, 2020

OTC-QTLY-0620
1.800345.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 19.3%
Entertainment - 2.6%
Activision Blizzard, Inc.	2,017,118	$128,551
Electronic Arts, Inc. (a)	2,509	287
NetEase, Inc. ADR	231,898	79,996
Netflix, Inc. (a)	217,395	91,273
Nintendo Co. Ltd. ADR	818,024	42,079
Take-Two Interactive Software, Inc. (a)	389,363	47,132
Tencent Music Entertainment Group ADR (a)	628,068	7,166
The Walt Disney Co.	647,773	70,057
Ubisoft Entertainment SA (a)	117,736	8,757
Zynga, Inc. (a)	7,774,791	58,622
		533,920
Interactive Media & Services - 15.0%
58.com, Inc. ADR (a)	10,906	567
Alphabet, Inc.:
Class A (a)	791,481	1,065,887
Class C (a)	370,175	499,240
ANGI Homeservices, Inc. Class A (a)	123,464	836
Eventbrite, Inc. (a)	24,343	222
Facebook, Inc. Class A (a)	4,394,476	899,593
IAC/InterActiveCorp (a)	279,101	62,373
Match Group, Inc. (a)(b)	981,210	75,514
Scout24 AG (c)	511,900	33,490
Tencent Holdings Ltd. sponsored ADR	3,790,244	199,443
Twitter, Inc. (a)	6,407,323	183,762
Yandex NV Series A (a)	258,901	9,781
		3,030,708
Media - 1.4%
Charter Communications, Inc. Class A (a)	571,181	282,866
Turn, Inc. (Escrow) (a)(d)(e)	1,199,041	17
		282,883
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	180,237	2,513
T-Mobile U.S., Inc. (a)	751,300	65,964
		68,477

TOTAL COMMUNICATION SERVICES		3,915,988

CONSUMER DISCRETIONARY - 17.1%
Automobiles - 1.7%
Tesla, Inc. (a)(b)	439,307	343,485
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. (a)	110,421	3,508
Koolearn Technology Holding Ltd. (a)(b)(c)	3,911,000	18,772
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	337,522	43,088
TAL Education Group ADR (a)	1,016,060	55,060
		120,428
Hotels, Restaurants & Leisure - 2.4%
Domino's Pizza, Inc.	57,338	20,752
Eldorado Resorts, Inc. (a)	617,675	13,243
Extended Stay America, Inc. unit	1,508,648	16,399
Hilton Grand Vacations, Inc. (a)	114,219	2,353
Marriott International, Inc. Class A	1,107,882	100,751
Planet Fitness, Inc. (a)(b)	163,502	9,864
Starbucks Corp.	4,160,341	319,223
Texas Roadhouse, Inc. Class A	51,884	2,443
		485,028
Internet & Direct Marketing Retail - 8.1%
Amazon.com, Inc. (a)	612,242	1,514,687
Meituan Dianping Class B (a)	7,219,500	96,663
MercadoLibre, Inc. (a)	29,125	16,995
The Booking Holdings, Inc. (a)	9,912	14,675
		1,643,020
Multiline Retail - 0.9%
Dollar General Corp.	77,800	13,638
Dollar Tree, Inc. (a)	2,152,004	171,450
		185,088
Specialty Retail - 1.9%
Burlington Stores, Inc. (a)	268,553	49,062
Five Below, Inc. (a)	890,538	80,291
National Vision Holdings, Inc. (a)	553,848	14,677
Ross Stores, Inc.	1,793,741	163,876
The Home Depot, Inc.	312,052	68,598
		376,504
Textiles, Apparel & Luxury Goods - 1.5%
G-III Apparel Group Ltd. (a)	183,157	2,075
Kontoor Brands, Inc.	6,286	122
lululemon athletica, Inc. (a)	1,068,779	238,851
LVMH Moet Hennessy Louis Vuitton SE	141,911	54,862
PVH Corp.	232,233	11,433
VF Corp.	44,304	2,574
		309,917

TOTAL CONSUMER DISCRETIONARY		3,463,470

CONSUMER STAPLES - 3.6%
Beverages - 2.0%
Diageo PLC	2,239,746	77,114
Keurig Dr. Pepper, Inc. (b)	1,324,727	35,052
Kweichow Moutai Co. Ltd. (A Shares)	497,475	88,495
Monster Beverage Corp. (a)	2,119,501	131,006
PepsiCo, Inc.	611,012	80,831
		412,498
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	3,276,582	86,207
Costco Wholesale Corp.	450,670	136,553
		222,760
Food Products - 0.3%
Mondelez International, Inc.	797,920	41,045
The Kraft Heinz Co.	567,874	17,224
		58,269
Tobacco - 0.2%
Altria Group, Inc.	844,931	33,164

TOTAL CONSUMER STAPLES		726,691

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cenovus Energy, Inc. (Canada)	178,501	648
Centennial Resource Development, Inc. Class A (a)(b)	960,091	1,133
EOG Resources, Inc.	14,801	703
Reliance Industries Ltd.	11,864,773	230,733
		233,217
FINANCIALS - 3.0%
Banks - 0.8%
Huntington Bancshares, Inc.	13,297,338	122,867
PacWest Bancorp (b)	515,977	10,443
Signature Bank	320,186	34,318
		167,628
Capital Markets - 1.7%
Cboe Global Markets, Inc.	309,611	30,769
CME Group, Inc.	492,084	87,694
London Stock Exchange Group PLC	757,300	71,117
Northern Trust Corp.	521,915	41,315
S&P Global, Inc.	366,706	107,401
Virtu Financial, Inc. Class A	362,518	8,472
		346,768
Consumer Finance - 0.5%
Capital One Financial Corp.	1,498,884	97,068

TOTAL FINANCIALS		611,464

HEALTH CARE - 8.9%
Biotechnology - 5.1%
Acceleron Pharma, Inc. (a)	301,756	27,318
Agios Pharmaceuticals, Inc. (a)	465,278	19,142
Alexion Pharmaceuticals, Inc. (a)	1,215,295	130,608
Allakos, Inc. (a)(b)	56,185	3,695
Alnylam Pharmaceuticals, Inc. (a)	260,665	34,330
Amgen, Inc.	936,517	224,034
Arcutis Biotherapeutics, Inc. (a)	392,197	11,656
Ascendis Pharma A/S sponsored ADR (a)	67,850	9,209
Blueprint Medicines Corp. (a)	142,749	8,398
Cellectis SA sponsored ADR (a)	378,292	4,937
ChemoCentryx, Inc. (a)	96,605	5,121
Chimerix, Inc. (a)	49,465	114
Crinetics Pharmaceuticals, Inc. (a)	89,385	1,491
CSL Ltd.	106,305	21,189
FibroGen, Inc. (a)	183,449	6,767
G1 Therapeutics, Inc. (a)	303,287	3,982
GenSight Biologics SA (a)(b)(c)	229,181	801
Global Blood Therapeutics, Inc. (a)	875,283	66,977
Intercept Pharmaceuticals, Inc. (a)	392,526	32,156
Ionis Pharmaceuticals, Inc. (a)	34,210	1,900
Neurocrine Biosciences, Inc. (a)	717,148	70,381
Regeneron Pharmaceuticals, Inc. (a)	173,473	91,226
Sage Therapeutics, Inc. (a)	236,309	9,211
Sarepta Therapeutics, Inc. (a)	271,961	32,059
Scholar Rock Holding Corp. (a)	123,467	2,029
Trevena, Inc. (a)(b)	481,720	356
Twist Bioscience Corp. (a)	921,380	30,138
uniQure B.V. (a)	512,468	32,613
Vertex Pharmaceuticals, Inc. (a)	442,602	111,182
Xencor, Inc. (a)	1,228,078	35,897
		1,028,917
Health Care Equipment & Supplies - 1.7%
DexCom, Inc. (a)	290,535	97,387
Hoya Corp. ADR	140,378	12,770
Insulet Corp. (a)	515,947	103,045
Intuitive Surgical, Inc. (a)	116,795	59,668
Masimo Corp. (a)	214,743	45,936
Neuronetics, Inc. (a)	41,673	104
Tandem Diabetes Care, Inc. (a)	206,937	16,509
ViewRay, Inc. (a)(b)	1,013,548	2,108
		337,527
Health Care Providers & Services - 0.6%
Cigna Corp.	151,292	29,620
Humana, Inc.	244,055	93,185
UnitedHealth Group, Inc.	16,262	4,756
		127,561
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	49,757	36
Schrodinger, Inc. (b)	648,458	30,088
		30,124
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)(b)	255,890	20,438
Bruker Corp.	2,090,122	82,184
Nanostring Technologies, Inc. (a)	1,487,289	47,236
Thermo Fisher Scientific, Inc.	15,685	5,249
		155,107
Pharmaceuticals - 0.6%
AstraZeneca PLC:
(United Kingdom)	115,355	12,065
sponsored ADR	1,197,874	62,625
Elanco Animal Health, Inc. (a)	95,815	2,368
Roche Holding AG (participation certificate)	137,300	47,547
TherapeuticsMD, Inc. (a)(b)	369,332	584
Zogenix, Inc. (a)	193,154	5,453
		130,642

TOTAL HEALTH CARE		1,809,878

INDUSTRIALS - 3.0%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	203,488	44,767
Class C (a)(d)(e)	7,092	1,560
		46,327
Airlines - 0.4%
Southwest Airlines Co.	1,972,000	61,625
Spirit Airlines, Inc. (a)	163,130	2,450
United Airlines Holdings, Inc. (a)(b)	406,723	12,031
Wheels Up Partners Holdings LLC Series B (a)(d)(e)(f)	1,760,377	4,999
		81,105
Commercial Services & Supplies - 0.3%
Copart, Inc. (a)	702,953	56,314
Professional Services - 0.5%
CoStar Group, Inc. (a)	4,630	3,001
Recruit Holdings Co. Ltd.	68,468	1,997
Verisk Analytics, Inc.	568,297	86,853
		91,851
Road & Rail - 1.6%
CSX Corp.	1,056,098	69,945
J.B. Hunt Transport Services, Inc.	22,438	2,269
Lyft, Inc. (a)	2,378,289	78,079
Rumo SA (a)	10,313,900	37,535
Uber Technologies, Inc.	4,425,432	133,958
		321,786
Trading Companies & Distributors - 0.0%
HD Supply Holdings, Inc. (a)	258,131	7,661

TOTAL INDUSTRIALS		605,044

INFORMATION TECHNOLOGY - 41.3%
Communications Equipment - 0.7%
Cisco Systems, Inc.	3,360,976	142,438
IT Services - 4.1%
Akamai Technologies, Inc. (a)	614,808	60,073
Black Knight, Inc. (a)	1,636,777	115,507
Fastly, Inc. Class A	39,045	845
Fidelity National Information Services, Inc.	658,738	86,881
Fiserv, Inc. (a)	187,149	19,288
Gartner, Inc. (a)	1,249,499	148,453
Genpact Ltd.	883,454	30,417
GoDaddy, Inc. (a)	1,489,464	103,413
MasterCard, Inc. Class A	90,788	24,964
PayPal Holdings, Inc. (a)	91,978	11,313
Shopify, Inc. Class A (a)	132,882	84,274
Twilio, Inc. Class A (a)(b)	878,777	98,687
Visa, Inc. Class A	49,558	8,857
Wix.com Ltd. (a)	279,265	36,531
		829,503
Semiconductors & Semiconductor Equipment - 9.7%
Analog Devices, Inc.	858,920	94,138
Applied Materials, Inc.	2,441,195	121,279
ASML Holding NV	453,077	130,681
Broadcom, Inc.	529,215	143,745
Cirrus Logic, Inc. (a)	173,325	13,103
Intel Corp.	1,126,013	67,538
KLA-Tencor Corp.	90,360	14,827
Lam Research Corp.	290,827	74,242
Marvell Technology Group Ltd.	9,735,064	260,316
Microchip Technology, Inc. (b)	135,738	11,908
Micron Technology, Inc. (a)	2,999,313	143,637
NVIDIA Corp.	969,903	283,483
NXP Semiconductors NV	2,484,519	247,384
Qorvo, Inc. (a)	172,542	16,914
Qualcomm, Inc.	3,220,507	253,357
Skyworks Solutions, Inc.	100,640	10,454
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	239,092	12,703
Xilinx, Inc.	703,871	61,518
		1,961,227
Software - 16.7%
Adobe, Inc. (a)	876,437	309,943
Aspen Technology, Inc. (a)	1,344,838	137,510
Atom Tickets LLC (a)(d)(e)(f)	516,103	521
Autodesk, Inc. (a)	681,312	127,494
Cloudflare, Inc. (a)	390,958	9,211
Dataminr, Inc. Series E (a)(d)(e)	950,001	15,580
DocuSign, Inc. (a)	162,516	17,024
Dropbox, Inc. Class A (a)	207,711	4,366
Everbridge, Inc. (a)	460,148	51,251
Globant SA (a)	200,031	23,138
HIVE Blockchain Technologies Ltd. (a)(b)	2,710,100	769
HubSpot, Inc. (a)	66,290	11,178
Intuit, Inc.	385,744	104,078
Manhattan Associates, Inc. (a)	953,709	67,656
Microsoft Corp.	12,302,477	2,204,734
Netcompany Group A/S (a)(c)	69,952	3,612
Nortonlifelock, Inc.	397,864	8,463
Parametric Technology Corp. (a)	51,607	3,574
Paylocity Holding Corp. (a)	175,464	20,096
Q2 Holdings, Inc. (a)	145,181	11,574
Salesforce.com, Inc. (a)	1,171,431	189,713
ServiceNow, Inc. (a)	12,854	4,519
Talend SA ADR (a)	1,152,302	30,052
Tanium, Inc. Class B (a)(d)(e)	392,200	4,608
Workday, Inc. Class A (a)	132,037	20,320
		3,380,984
Technology Hardware, Storage & Peripherals - 10.1%
Apple, Inc.	6,427,820	1,888,494
Samsung Electronics Co. Ltd.	925,230	38,080
Western Digital Corp.	2,764,286	127,378
		2,053,952

TOTAL INFORMATION TECHNOLOGY		8,368,104

MATERIALS - 0.7%
Chemicals - 0.3%
Albemarle Corp. U.S. (b)	121,639	7,472
FMC Corp.	49,056	4,508
LG Chemical Ltd.	43,715	13,548
Livent Corp. (a)(b)	5,813,375	36,043
		61,571
Paper & Forest Products - 0.4%
Suzano Papel e Celulose SA	10,190,000	73,850

TOTAL MATERIALS		135,421

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	28,317	6,739
Ant International Co. Ltd. Class C (a)(d)(e)	6,818,398	50,593
Crown Castle International Corp.	147,032	23,441
Equinix, Inc.	48,199	32,544
		113,317
TOTAL COMMON STOCKS
(Cost $12,210,064)		19,982,594

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 1.5%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(d)(e)	2,113,909	8,139
CONSUMER DISCRETIONARY - 0.4%
Internet & Direct Marketing Retail - 0.4%
One Kings Lane, Inc. Series E (Escrow) (a)(d)(e)	648,635	259
Reddit, Inc.:
Series B (a)(d)(e)	1,337,584	40,863
Series C (a)(d)(e)	300,673	9,186
Series D (a)(d)(e)	929,200	28,387
The Honest Co., Inc. Series D (a)(d)(e)	75,268	3,444
		82,139
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Roofoods Ltd. Series F (a)(d)(e)	93,930	31,167
HEALTH CARE - 0.3%
Biotechnology - 0.2%
23andMe, Inc.:
Series E (a)(d)(e)	1,817,170	29,693
Series F (a)(d)(e)	683,367	11,166
		40,859
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A-8 (a)(d)(e)	4,342,250	25,315
TOTAL HEALTH CARE		66,174
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	62,037	13,648
Series H (a)(d)(e)	65,670	14,447
		28,095
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(d)(e)	335,546	1,013
TOTAL INDUSTRIALS		29,108
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.0%
Starry, Inc. Series B (a)(d)(e)	1,811,120	2,282
IT Services - 0.0%
AppNexus, Inc.:
Series E (Escrow) (a)(d)(e)	1,416,796	44
Series F (Escrow) (a)(d)(e)	90,913	25
		69
Software - 0.4%
Dataminr, Inc. Series D (a)(d)(e)	2,219,446	36,399
Jello Labs, Inc. Series C (a)(d)(e)	302,678	0
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	4,896,249	0
Taboola.Com Ltd. Series E (a)(d)(e)	1,918,392	43,336
		79,735
TOTAL INFORMATION TECHNOLOGY		82,086
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc.:
Series E (a)(d)(e)	269,091	2,780
Series F (a)(d)(e)	14,513	150
		2,930

TOTAL CONVERTIBLE PREFERRED STOCKS		301,743

Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	30,303	12,093
TOTAL PREFERRED STOCKS
(Cost $241,633)		313,836

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.16% (g)	134,918,674	134,959
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	394,578,372	394,618
TOTAL MONEY MARKET FUNDS
(Cost $529,564)		529,577
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $12,981,261)		20,826,007
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(553,677)
NET ASSETS - 100%		$20,272,330

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,675,000 or 0.3% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $436,481,000 or 2.2% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
23andMe, Inc. Series F	8/31/17	$9,488
Altiostar Networks, Inc. Series A1	1/10/17	$9,724
Ant International Co. Ltd. Class C	5/16/18	$38,251
AppNexus, Inc. Series E (Escrow)	8/1/14 - 9/17/14	$2,554
AppNexus, Inc. Series F (Escrow)	8/23/16	$213
Atom Tickets LLC	8/15/17	$3,000
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$10,011
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Dataminr, Inc. Series E	7/28/17 - 5/21/18	$14,368
Jello Labs, Inc. Series C	12/22/16	$4,899
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
Mulberry Health, Inc. Series A-8	1/20/16	$29,331
One Kings Lane, Inc. Series E (Escrow)	1/29/14	$401
Reddit, Inc. Series B	7/26/17	$18,989
Reddit, Inc. Series C	7/24/17	$4,743
Reddit, Inc. Series D	2/4/19	$20,151
Roofoods Ltd. Series F	9/12/17	$33,211
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$21,156
Space Exploration Technologies Corp. Class C	9/11/17	$957
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Space Exploration Technologies Corp. Series H	8/4/17	$8,865
Starry, Inc. Series B	12/1/16	$980
Taboola.Com Ltd. Series E	12/22/14	$20,000
Tanium, Inc. Class B	4/21/17	$1,947
The Honest Co., Inc. Series D	8/3/15	$3,444
Turn, Inc. (Escrow)	4/11/17	$719
WeWork Companies, Inc. Series E	6/23/15	$8,850
WeWork Companies, Inc. Series F	12/1/16	$728
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,000
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$735
Fidelity Securities Lending Cash Central Fund	2,698
Total	$3,433

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Cardlytics, Inc.	$7,743	$59,917	$86,783	$--	$19,709	$(586)	$--
Total	$7,743	$59,917	$86,783	$--	$19,709	$(586)	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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